CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents, and Short-term Investments [Abstract]
CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES
NOTE 4:-	CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2023	2022

Cash and cash equivalents:
Cash	$79.8	$65.8
Money market funds	175.4	95.5
Short term deposits	282.5	34.7

Total Cash and cash equivalents	537.7	196.0

Short-term bank deposits:	52.5	431.1
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	661.2	819.3
Debt securities issued by other governments	60.3	118.3
Corporate debt securities	1,648.0	1,938.5

Total Marketable securities	2,369.5	2,876.1
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$2,959.7	$3,503.2

	December 31, 2023
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value

Contractual maturity year:
Within one year	$956.6	$-	$(16.8)	$939.8
After one year through five years	1,465.4	3.0	(38.7)	1,429.7

Total	$2,422.0	$3.0	$(55.5)	$2,369.5

The following table classifies the Company’s marketable securities by contractual maturities:

	December 31, 2022
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value

Contractual maturity year:
Within one year	$1,024.9	$-	$(14.4)	$1,010.5
After one year through five years	1,974.5	0.1	(109.0)	1,865.6

Total	$2,999.4	$0.1	$(123.4)	$2,876.1

From the total of $55.5 and $123.4 unrealized losses as of December 31, 2023 and 2022, $41.9 and $87.3 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the recent interest rate hikes by global central banks during 2022-2023, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio.

As of December 31, 2023 and 2022, interest receivable amounted to $15.5 and $15.6, respectively, and is included within prepaid expenses and other assets in the balance sheets.